(Loss) / earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2019	2018
Net loss attributable to equity holders of the parent - basic	$(15,244)	$(100,695)
Convertible Senior Notes interest expense	—	—
Convertible Senior Notes deferred financing amortization	—	—
Net loss attributable to equity holders of the parent - diluted	$(15,244)	$(100,695)

Basic weighted average number of shares	48,109,924	30,891,470
Effect of dilutive potential basic shares:
Restricted stock	—	—
Convertible Senior Notes	—	—
	—	—
Diluted weighted average number of shares	48,109,924	30,891,470

Loss Per Share:
Basic	$(0.32)	$(3.26)
Diluted	$(0.32)	$(3.26)